Note 2 - Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Significant Accounting Policies (Details) [Line Items]
Foreign Currency Transaction Loss, before Tax			$ 0	$ 48
Provision for Doubtful Accounts				256
Other Employee Related Liabilities, Current			4	11
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	21,034	22,106	21,034	22,106	25,749
Number of Reportable Segments			1
Vessels [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			25 years
Trade Accounts Receivable [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Provision for Doubtful Accounts			$ 574	$ 576
Chief Executive Officer [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	21,034		21,034
Minimum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Commission Paid as a Percentage of Daily Charter Hire Rate			1.25%
Related Parties Beneficial Ownership Percentage			10.00%
Maximum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Commission Paid as a Percentage of Daily Charter Hire Rate			3.10%